                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                         Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Fund

 Schedule of Investments 9/30/2016

 Shares

 Value

 COMMON STOCKS - 98.7%

 Energy - 6.9%

 Oil & Gas Equipment & Services - 1.2%

 732,000

 Schlumberger, Ltd.

 $

 57,564,480

 Integrated Oil & Gas - 3.8%

 1,736,000

 Chevron Corp.

 $

 178,669,120

 Oil & Gas Exploration & Production - 1.6%

 745,000

 EOG Resources, Inc.

 $

 72,048,950

 Oil & Gas Refining & Marketing - 0.3%

 175,500

 Phillips 66

 $

 14,136,525

 Total Energy

 $

 322,419,075

 Materials - 3.4%

 Diversified Chemicals - 1.9%

 1,674,700

 The Dow Chemical Co.

 $

 86,799,701

 Fertilizers & Agricultural Chemicals - 0.1%

 75,000

 Agrium, Inc.

 $

 6,801,750

 Specialty Chemicals - 1.4%

 493,000

 Ecolab, Inc.

 $

 60,007,960

 44,000

 The Valspar Corp.

 4,667,080

 $

 64,675,040

 Total Materials

 $

 158,276,491

 Capital Goods - 6.6%

 Industrial Conglomerates - 3.4%

 4,180,000

 General Electric Co.

 $

 123,811,600

 276,000

 Honeywell International, Inc.

 32,178,840

 $

 155,990,440

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 418,000

 PACCAR, Inc.

 $

 24,570,040

 Industrial Machinery - 2.7%

 629,500

 Illinois Tool Works, Inc.

 $

 75,439,280

 774,000

 Ingersoll-Rand Plc

 52,585,560

 $

 128,024,840

 Total Capital Goods

 $

 308,585,320

 Transportation - 3.3%

 Railroads - 3.3%

 2,827,000

 CSX Corp.

 $

 86,223,500

 687,500

 Union Pacific Corp.

 67,051,875

 $

 153,275,375

 Total Transportation

 $

 153,275,375

 Media - 2.9%

 Broadcasting - 0.9%

 654,500

 Scripps Networks Interactive, Inc.

 $

 41,554,205

 Cable & Satellite - 0.2%

 170,000

 DISH Network Corp.

 $

 9,312,600

 Movies & Entertainment - 1.7%

 850,783

 The Walt Disney Co.

 $

 79,003,709

 Publishing - 0.1%

 95,000

 John Wiley & Sons, Inc. (Class A)

 $

 4,902,950

 Total Media

 $

 134,773,464

 Retailing - 6.8%

 General Merchandise Stores - 1.1%

 740,700

 Dollar General Corp.

 $

 51,841,593

 Apparel Retail - 1.9%

 165,000

 Ross Stores, Inc.

 $

 10,609,500

 1,028,000

 The TJX Companies, Inc.

 76,873,840

 $

 87,483,340

 Home Improvement Retail - 2.8%

 1,005,500

 The Home Depot, Inc.

 $

 129,387,740

 Specialty Stores - 1.0%

 630,000

 Tiffany & Co.

 $

 45,756,900

 Total Retailing

 $

 314,469,573

 Food & Staples Retailing - 2.0%

 Drug Retail - 2.0%

 1,025,000

 CVS Health Corp.

 $

 91,214,750

 Total Food & Staples Retailing

 $

 91,214,750

 Food, Beverage & Tobacco - 6.5%

 Soft Drinks - 2.6%

 392,823

 Dr. Pepper Snapple Group, Inc.

 $

 35,868,668

 2,050,000

 The Coca-Cola Co.

 86,756,000

 $

 122,624,668

 Packaged Foods & Meats - 3.9%

 900,000

 Campbell Soup Co.

 $

 49,230,000

 1,082,000

 General Mills, Inc.

 69,118,160

 651,985

 The Hershey Co.

 62,329,766

 $

 180,677,926

 Total Food, Beverage & Tobacco

 $

 303,302,594

 Household & Personal Products - 0.5%

 Household Products - 0.5%

 183,944

 The Clorox Co.

 $

 23,026,110

 Total Household & Personal Products

 $

 23,026,110

 Health Care Equipment & Services - 6.6%

 Health Care Equipment - 5.6%

 670,000

 Abbott Laboratories

 $

 28,334,300

 449,863

 Becton Dickinson and Co.

 80,853,877

 175,004

 CR Bard, Inc.

 39,249,897

 1,300,000

 Medtronic PLC

 112,320,000

 $

 260,758,074

 Managed Health Care - 1.0%

 386,300

 Aetna, Inc.

 $

 44,598,335

 Total Health Care Equipment & Services

 $

 305,356,409

 Pharmaceuticals, Biotechnology & Life Sciences - 9.9%

 Biotechnology - 2.4%

 676,326

 AbbVie, Inc.

 $

 42,655,881

 652,000

 Celgene Corp. *

 68,153,560

 $

 110,809,441

 Pharmaceuticals - 6.2%

 435,446

 Eli Lilly & Co.

 $

 34,948,896

 4,815,000

 Pfizer, Inc.

 163,084,050

 1,691,000

 Zoetis, Inc.

 87,948,910

 $

 285,981,856

 Life Sciences Tools & Services - 1.3%

 393,000

 Thermo Fisher Scientific, Inc.

 $

 62,510,580

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 459,301,877

 Banks - 7.2%

 Diversified Banks - 5.1%

 2,785,000

 US Bancorp

 $

 119,448,650

 2,700,000

 Wells Fargo & Co.

 119,556,000

 $

 239,004,650

 Regional Banks - 2.1%

 1,060,000

 The PNC Financial Services Group, Inc.

 $

 95,495,400

 Total Banks

 $

 334,500,050

 Diversified Financials - 2.0%

 Asset Management & Custody Banks - 0.0%

 5,000

 State Street Corp.

 $

 348,150

 Investment Banking & Brokerage - 2.0%

 566,500

 The Goldman Sachs Group, Inc.

 $

 91,359,455

 Total Diversified Financials

 $

 91,707,605

 Insurance - 3.6%

 Multi-line Insurance - 0.6%

 632,000

 The Hartford Financial Services Group, Inc.

 $

 27,062,240

 Property & Casualty Insurance - 3.0%

 702,500

 Chubb, Ltd.

 $

 88,269,125

 472,200

 The Travelers Companies, Inc.

 54,090,510

 $

 142,359,635

 Total Insurance

 $

 169,421,875

 Software & Services - 16.9%

 Internet Software & Services - 7.6%

 235,400

 Alphabet, Inc. (Class A) *

 $

 189,275,724

 49,264

 Alphabet, Inc. (Class C) *

 38,292,415

 999,500

 eBay, Inc. *

 32,883,550

 738,993

 Facebook, Inc. *

 94,790,632

 $

 355,242,321

 Data Processing & Outsourced Services - 3.4%

 457,000

 Automatic Data Processing, Inc.

 $

 40,307,400

 437,780

 Fiserv, Inc. *

 43,545,977

 900,000

 Visa, Inc.

 74,430,000

 $

 158,283,377

 Systems Software - 5.9%

 335,000

 Check Point Software Technologies, Ltd. *

 $

 25,999,350

 3,430,000

 Microsoft Corp.

 197,568,000

 1,255,000

 Oracle Corp.

 49,296,400

 $

 272,863,750

 Total Software & Services

 $

 786,389,448

 Technology Hardware & Equipment - 2.8%

 Computer Storage & Peripherals - 2.8%

 1,157,000

 Apple, Inc.

 $

 130,798,850

 Total Technology Hardware & Equipment

 $

 130,798,850

 Semiconductors & Semiconductor Equipment - 3.5%

 Semiconductor Equipment - 0.3%

 150,500

 Lam Research Corp.

 $

 14,253,855

 Semiconductors - 3.2%

 1,300,000

 Analog Devices, Inc.

 $

 83,785,000

 1,740,000

 Intel Corp.

 65,685,000

 $

 149,470,000

 Total Semiconductors & Semiconductor Equipment

 $

 163,723,855

 Telecommunication Services - 3.3%

 Integrated Telecommunication Services - 3.3%

 3,720,000

 AT&T, Inc.

 $

 151,069,200

 Total Telecommunication Services

 $

 151,069,200

 Utilities - 4.0%

 Electric Utilities - 4.0%

 2,870,000

 American Electric Power Co., Inc.

 $

 184,282,700

 Total Utilities

 $

 184,282,700

 TOTAL COMMON STOCKS

 (Cost $3,116,424,917)

 $

 4,585,894,621

 TOTAL INVESTMENT IN SECURITIES - 98.7%

 (Cost $3,116,424,917) (a)

 $

 4,585,894,621

 OTHER ASSETS & LIABILITIES - 1.3%

 $

 61,033,744

 TOTAL NET ASSETS - 100.0%

 $

 4,646,928,365

 *

 Non-income producing security.

 (a)

 At September 30, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $3,116,872,715 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                          1,471,356,193

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                              (2,334,287)

 Net unrealized appreciation

 $

                          1,469,021,906

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $                      4,585,894,621

  $           -

  $           -

  $                      4,585,894,621

 Total

  $                  4,585,894,621

  $           -

  $           -

  $                  4,585,894,621

 During the period ended September 30, 2016, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 28, 2016 * Print the name and title of each signing officer under his or her signature.